Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Valuation allowance			$ 8,489,000	$ 887,000	$ 0
Operating loss carryforwards, limitations on use			Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carryforwards may be limited if the Company experiences a cumulative change in ownership of more than 50% over a three-year period.
Net operating losses carryforward related to tax benefit for stock-based compensation			$ 36,700,000
Unrecognized tax benefits, interest or penalties expense			0	0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued			$ 0	$ 0
U.S. Federal statutory rate	34.00%	34.00%	34.00%	34.00%	34.00%
State taxes, net of federal benefit	0.70%	12.40%	3.00%	4.00%	3.10%
Enterprise Zone
Income Tax Examination [Line Items]
Tax credits			$ 600,000
Tax credits begin to expiration year			2023
Federal
Income Tax Examination [Line Items]
Net operating loss carryforwards			$ 94,700,000
Operating loss carryforwards begin to expiration year			2033
Federal | Research and Development
Income Tax Examination [Line Items]
Tax credits			$ 1,100,000
Tax credits begin to expiration year			2033
State
Income Tax Examination [Line Items]
Net operating loss carryforwards			$ 90,900,000
Tax return period			4 years
State | Maximum
Income Tax Examination [Line Items]
Operating loss carryforwards begin to expiration year			2033
State | Minimum
Income Tax Examination [Line Items]
Operating loss carryforwards begin to expiration year			2023
State | Research and Development
Income Tax Examination [Line Items]
Tax credits			$ 1,800,000
Tax credits begin to expiration year			2023
Foreign
Income Tax Examination [Line Items]
Tax credits			$ 600,000
Tax credits begin to expiration year			2023
Tax return period			5 years